Series-A Convertible Preferred Stock and Warrants - Schedule of Series-A Convertible Preferred Shares Subscription Agreement (Details) (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares issued
Preferred stock, shares outstanding
5% Series-A Convertible Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued		351,000
Preferred stock, shares outstanding		351,000